SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital
SCHEDULE OF SHARE CAPITAL
	2025	2024
	USD	USD
Paid up capital:

132,425,321 ordinary shares (2024: 132,425,321 ordinary shares):
At January 1 and December 31	132,425	132,425